Pension and Other Postretirement Plans Defined Benefit Plans Expected Benefit (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 326.8
2013	333.5
2014	341.0
2015	362.1
2016	368.6
2017-2021	1,912.6
OPEB Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	24.0
2013	23.6
2014	23.4
2015	23.2
2016	22.9
2017-2021	$ 106.0